Condensed Unaudited Consolidated Statements of Comprehensive Loss - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Condensed Unaudited Consolidated Statements of Comprehensive Loss
Revenue	$ 16,676	$ 159,862	$ 133,489	$ 261,266
Cost of revenue	38,822	166,652	205,917	262,804
Gross loss	(22,146)	(6,790)	(72,428)	(1,538)
Operating expenses
Amortization	211,558	261,298	445,187	529,980
General and administrative expenses	2,145,947	1,591,663	4,357,767	3,504,338
Research and development expenses	1,915,118	1,915,505	3,446,664	3,559,060
Sales and marketing expenses	412,056	440,538	762,283	812,538
Stock-based compensation expense	1,415,524	551,035	3,950,082	2,551,027
Share-based payment expense		171,101		245,942
Operating expenses	6,100,203	4,931,140	12,961,983	11,202,885
Operating loss	(6,122,349)	(4,937,930)	(13,034,411)	(11,204,423)
Other items
Interest expense/(income)	(14,018)	26,230	(52,663)	58,083
Changes in fair value of derivative liability	6,914,325	(8,546,219)	2,912,203	5,520,391
Other Income	(509,054)	(14,383)	(519,195)	(53,928)
Foreign exchange (gain)/loss	418,068	319,359	(504,031)	666,569
Income/(loss) before taxes	(12,931,670)	3,277,083	(14,870,725)	(17,395,538)
Current income tax expense		2,140	1,076	2,140
Deferred income tax expense/(recovery)	4,675	(6,419)	(27,275)	(49,175)
Net income/(loss)	(12,936,345)	3,281,362	(14,844,526)	(17,348,503)
Other comprehensive income/(loss)	131,668	21,904	(127,453)	24,587
Comprehensive income/(loss)	$ (12,804,677)	$ 3,303,266	$ (14,971,979)	$ (17,323,916)
Income/(loss) per share - basic and fully diluted	$ (0.28)	$ 0.09	$ (0.36)	$ (0.50)
Weighted average number of shares outstanding - basic and fully diluted	46,036,494	36,909,154	41,543,016	34,987,274